Investment in an Associate (Details) - Schedule of Contingent Liabilities - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Contingent Liabilities [Abstract]
Revenue from contracts with customers	SFr 379
Cost of sales	(33,967)
Operating expenses	(29,321)
Finance costs	(15,732)
Profit before tax	(78,641)
Income tax expense	(2,087)
Profit after tax	(80,728)
Other comprehensive income	14,018
Total comprehensive income	(66,710)
Company’s share of loss of associate for the period	SFr (39,557)